Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Statement of Financial Position [Abstract]
Other intangibles, accumulated amortization	$ 137.0	$ 139.8
Preferred stock, shares authorized	100,000,000.0	100,000,000.0
Preferred stock, shares issued	0	0
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	600,000,000.0	600,000,000.0
Common stock, shares issued	198,800,000	198,800,000
Treasury Stock, Shares	65,300,000	63,200,000